Average Annual Total Returns - FidelityHerefordStreetTrustFunds-RetailComboPRO - FidelityHerefordStreetTrustFunds-RetailComboPRO - Fidelity Treasury Only Money Market Fund - Fidelity Treasury Only Money Market Fund - Return Before Taxes
Jun. 29, 2023
Average Annual Return:
Past 1 year	1.26%
Past 5 years	0.96%
Past 10 years	0.53%